INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of components of income tax expense
	2021	2020
Federal tax statutory rate	21.0%	21.0%
Permanent differences	(0.2)%	(0)%

Temporary differences	(2.9)%	(0)%
Valuation allowance	(17.9)%	(21.0)%
Effective rate	0%	0%

Schedule of deferred tax assets and liabilities
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$2,440,000	$2,024,000
Temporary differences	(160,000)	457,000

Total deferred tax asset	2,280,000	2,481,000

Valuation allowance	(2,280,000)	(2,481,000)
	$-	$-